Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair value of assets
Carrying value, Financial assets	£ 729,869.0	£ 694,235.0
Level 1
Fair value of assets
Fair value, Financial assets	67,686.0	62,135.0
Level 2
Fair value of assets
Fair value, Financial assets	212,934.0	190,748.0
Level 3
Fair value of assets
Fair value, Financial assets	2,718.0	3,300.0
Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	85,380.0	88,897.0
Securities | Level 1
Fair value of assets
Fair value, Financial assets	43,434.0	40,132.0
Securities | Level 2
Fair value of assets
Fair value, Financial assets	8,014.0	6,172.0
Securities | Level 3
Fair value of assets
Fair value, Financial assets	444.0	507.0
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	85.4	88.9
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Carrying value, Financial assets	8.4	2.9
Items where fair values approximates carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets	0.2	0.5
Carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets	12.7	12.4
Carrying value | Loans to customers
Fair value of assets
Carrying value, Financial assets	310.6	305.1
Carrying value | Securities
Fair value of assets
Carrying value, Financial assets	13.3	11.8
Fair value | Loans to banks
Fair value of assets
Fair value, Financial assets	12.7	12.4
Fair value | Loans to banks | Level 2
Fair value of assets
Fair value, Financial assets	4.9	9.2
Fair value | Loans to banks | Level 3
Fair value of assets
Fair value, Financial assets	7.8	3.2
Fair value | Loans to customers
Fair value of assets
Fair value, Financial assets	307.4	301.7
Fair value | Loans to customers | Level 2
Fair value of assets
Fair value, Financial assets	1.0	0.5
Fair value | Loans to customers | Level 3
Fair value of assets
Fair value, Financial assets	306.4	301.2
Fair value | Securities
Fair value of assets
Fair value, Financial assets	13.5	11.8
Fair value | Securities | Level 1
Fair value of assets
Fair value, Financial assets	7.2	7.3
Fair value | Securities | Level 2
Fair value of assets
Fair value, Financial assets	4.1	3.0
Fair value | Securities | Level 3
Fair value of assets
Fair value, Financial assets	£ 2.2	£ 1.5